Contribution Plan	12 Months Ended
Aug. 31, 2021
Retirement Benefits [Abstract]
CONTRIBUTION PLAN
24.	CONTRIBUTION PLAN

In mainland China, full-time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. Total contributions for such employee benefits were RMB 165,472, RMB 138,235 and RMB 166,765 for the years ended August 31, 2019, 2020 and 2021, respectively, of which RMB 147,270, RMB 119,456 and RMB 139,367 were related to discontinued operations for the years ended August 31, 2019, 2020 and 2021, respectively.

The Company also provides other defined contribution plans for the benefit of overseas employees. Total contribution for such employee benefits for the years ended August 31, 2020 and 2021 were recorded in consolidated statements of operations in an amount of RMB 13,817 and RMB 27,350, respectively.